Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	€ 6,251	€ 7,120
Decreases		10
Transfer	0	0
Currency translation	0	0
Property, plant and equipment at end of period	5,538	6,251
Gross book value of tangible assets | Fixtures, fittings and installations
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	3,321	3,318
Increases	48	2
Decreases	0	0
Transfer	22	0
Currency translation	0	0
Property, plant and equipment at end of period	3,390	3,321
Gross book value of tangible assets | Right of use – Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	8,798	8,462
Increases	228	337
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Property, plant and equipment at end of period	9,026	8,798
Gross book value of tangible assets | Technical equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	2,327	2,128
Increases	166	113
Decreases	0	215
Transfer	0	300
Currency translation	0	0
Property, plant and equipment at end of period	2,492	2,327
Gross book value of tangible assets | Office and IT equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,043	1,012
Increases	227	41
Decreases	0	9
Transfer	(15)	0
Currency translation	3	(1)
Property, plant and equipment at end of period	1,258	1,043
Gross book value of tangible assets | Transport equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	34	36
Increases	0	0
Decreases	35	0
Transfer	0	0
Currency translation	1	(1)
Property, plant and equipment at end of period	0	34
Gross book value of tangible assets | Right of use – Transport equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0	0
Increases	0	0
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Property, plant and equipment at end of period	0	0
Gross book value of tangible assets | Tangible assets in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	44	344
Increases	94	0
Decreases	0	0
Transfer	3	(300)
Currency translation	0	0
Property, plant and equipment at end of period	141	44
Gross book value of tangible assets | Prepayments on tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	144	0
Increases	141	144
Decreases	0	0
Transfer	(35)	0
Currency translation	0	0
Property, plant and equipment at end of period	250	144
Gross book value of tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	15,712	15,299
Increases	903	638
Decreases	35	223
Transfer	(25)	0
Currency translation	3	(3)
Property, plant and equipment at end of period	16,559	15,712
Accumulated depreciation of tangible assets | Fixtures, fittings and installations
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(2,274)	(1,959)
Increases	(308)	(315)
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Property, plant and equipment at end of period	(2,582)	(2,274)
Accumulated depreciation of tangible assets | Right of use – Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(4,448)	(3,496)
Increases	(1,025)	(960)
Decreases	0	(8)
Transfer	0	0
Currency translation	0	0
Property, plant and equipment at end of period	(5,473)	(4,448)
Accumulated depreciation of tangible assets | Technical equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(1,750)	(1,774)
Increases	(196)	(187)
Decreases	0	(211)
Transfer	0	0
Currency translation	0	0
Property, plant and equipment at end of period	(1,945)	(1,750)
Accumulated depreciation of tangible assets | Office and IT equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(955)	(915)
Increases	(89)	(55)
Decreases	0	(14)
Transfer	25	0
Currency translation	(2)	1
Property, plant and equipment at end of period	(1,021)	(955)
Accumulated depreciation of tangible assets | Transport equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(35)	(36)
Increases	0	0
Decreases	(35)	0
Transfer	0	0
Currency translation	(1)	1
Property, plant and equipment at end of period	0	(35)
Accumulated depreciation of tangible assets | Right of use – Transport equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0	0
Increases	0	0
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Property, plant and equipment at end of period	0	0
Accumulated depreciation of tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(9,461)	(8,180)
Increases	(1,617)	(1,517)
Decreases	(35)	(233)
Transfer	25	0
Currency translation	(3)	2
Property, plant and equipment at end of period	(11,021)	(9,461)
Netting
Reconciliation of changes in property, plant and equipment [abstract]
Increases	(714)	€ (879)
Decreases	€ 0